Information Provided in Connection with Investments in Deferred Annuity Contracts and Signature Notes Issued or Assumed by John Hancock Life Insurance Company (U.S.A.) - Consolidated Statement of Cash Flows (Detail) - CAD ($)
$ in Millions
	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Operating activities
Net income (loss)	$ 7,182	$ 6,912
Adjustments:
Equity in net income of unconsolidated subsidiaries	0
Increase (decrease) in insurance contract liabilities	(33,413)	10,719
Increase (decrease) in investment contract liabilities	41	44
(Increase) decrease in reinsurance assets excluding coinsurance transactions	159	754
Amortization of (premium) discount on invested assets	(32)	181
Other amortization	538	529
Net realized and unrealized (gains) losses and impairment on assets	47,270	4,824
Gain on U.S. variable annuity reinsurance transaction (pre-tax)	(1,070)
Gain on derecognition of Joint Venture interest during Manulife TEDA acquisition (pre-tax)	(95)
Deferred income tax expense (recovery)	731	(127)
Stock option expense	5	9
Cash provided by operating activities before undernoted items	21,316	23,845
Dividends from unconsolidated subsidiary	0
Cash decrease due to U.S. variable annuity reinsurance transaction	(1,377)
Changes in policy related and operating receivables and payables	(2,204)	(690)
Cash provided by (used in) operating activities	17,735	23,155
Investing activities
Purchases and mortgage advances	(111,768)	(120,965)
Disposals and repayments	93,407	96,728
Changes in investment broker net receivables and payables	(67)	(186)
Net cash increase (decrease) from sale (purchase) of subsidiary	(182)	(19)
Cash provided by (used in) investing activities	(18,610)	(24,442)
Financing activities
Issue of long-term debt, net	946
Redemption of long-term debt		(1,250)
Redemption of capital instruments	(1,000)	(818)
Secured borrowings	437	26
Change in repurchase agreements and securities sold but not yet purchased	(551)	186
Changes in deposits from Bank clients, net	1,703	(164)
Lease payments	(120)	(124)
Shareholders' dividends and other equity distributions	(2,787)	(2,500)
Common shares repurchased	(1,884)
Common shares issued, net	23	51
Preferred shares and other equity issued, net	990	3,171
Preferred shares redeemed, net	(711)	(612)
Contributions from (distributions to) non-controlling interests, net	(51)	(13)
Cash provided by (used in) financing activities	(3,005)	(2,047)
Increase (decrease) during the year	(3,880)	(3,334)
Effect of foreign exchange rate changes on cash and short-term securities	585	(319)
Net cash and short-term securities, January 1	21,930	25,583
Net cash and short-term securities, December 31	18,635	21,930
Cash and short-term securities
Gross cash and short-term securities, beginning of year	22,594	26,167
Net payments in transit, included in other liabilities, beginning of year	(664)	(584)
Net cash and short-term securities, January 1	21,930	25,583
Gross cash and short-term securities, end of year	19,153	22,594
Net payments in transit, included in other liabilities, end of year	(518)	(664)
Net cash and short-term securities, December 31	18,635	21,930
Supplemental disclosures on cash flow information:
Interest received	12,133	11,376
Interest paid	1,248	981
Income taxes paid	1,238	571
MFC (Guarantor) [Member]
Operating activities
Net income (loss)	7,294	7,105
Adjustments:
Equity in net income of unconsolidated subsidiaries	(7,226)	(6,972)
Other amortization	9	16
Net realized and unrealized (gains) losses and impairment on assets	(36)	62
Deferred income tax expense (recovery)	(33)	34
Cash provided by operating activities before undernoted items	8	245
Dividends from unconsolidated subsidiary	6,200	5,000
Changes in policy related and operating receivables and payables	45	(22)
Cash provided by (used in) operating activities	6,253	5,223
Investing activities
Disposals and repayments	1
Investment in common shares of subsidiaries	(2,479)	(3,700)
Notes receivable from subsidiaries	46	(13)
Cash provided by (used in) investing activities	(2,432)	(3,713)
Financing activities
Issue of long-term debt, net	946
Redemption of long-term debt		(1,250)
Redemption of capital instruments		(468)
Shareholders' dividends and other equity distributions	(2,787)	(2,500)
Common shares repurchased	(1,884)
Common shares issued, net	23	51
Preferred shares and other equity issued, net	990	3,171
Preferred shares redeemed, net	(711)	(612)
Notes payable to subsidiaries	(415)	129
Cash provided by (used in) financing activities	(3,838)	(1,479)
Increase (decrease) during the year	(17)	31
Effect of foreign exchange rate changes on cash and short-term securities	2
Net cash and short-term securities, January 1	78	47
Net cash and short-term securities, December 31	63	78
Cash and short-term securities
Gross cash and short-term securities, beginning of year	78	47
Net cash and short-term securities, January 1	78	47
Gross cash and short-term securities, end of year	63	78
Net cash and short-term securities, December 31	63	78
Supplemental disclosures on cash flow information:
Interest received	512	499
Interest paid	424	396
JHUSA (Issuer) [Member]
Operating activities
Net income (loss)	2,046	1,552
Adjustments:
Equity in net income of unconsolidated subsidiaries	(997)	(1,218)
Increase (decrease) in insurance contract liabilities	(20,032)	(562)
Increase (decrease) in investment contract liabilities	44	50
(Increase) decrease in reinsurance assets excluding coinsurance transactions	6,869	1,544
Amortization of (premium) discount on invested assets	46	57
Other amortization	125	124
Net realized and unrealized (gains) losses and impairment on assets	15,150	1,533
Gain on U.S. variable annuity reinsurance transaction (pre-tax)	(1,026)
Deferred income tax expense (recovery)	294	190
Stock option expense	(3)	(2)
Cash provided by operating activities before undernoted items	2,516	3,268
Dividends from unconsolidated subsidiary	399	489
Cash decrease due to U.S. variable annuity reinsurance transaction	(1,263)
Changes in policy related and operating receivables and payables	2,805	424
Cash provided by (used in) operating activities	4,457	4,181
Investing activities
Purchases and mortgage advances	(28,798)	(31,746)
Disposals and repayments	23,505	27,194
Changes in investment broker net receivables and payables	(11)	(202)
Capital contribution to unconsolidated subsidiaries	(1)	(1)
Return of capital from unconsolidated subsidiaries	19	1
Notes receivable from subsidiaries	(7)
Cash provided by (used in) investing activities	(5,293)	(4,754)
Financing activities
Lease payments	(5)	(7)
Dividends paid to parent	(734)	(742)
Cash provided by (used in) financing activities	(739)	(749)
Increase (decrease) during the year	(1,575)	(1,322)
Effect of foreign exchange rate changes on cash and short-term securities	225	(20)
Net cash and short-term securities, January 1	3,565	4,907
Net cash and short-term securities, December 31	2,215	3,565
Cash and short-term securities
Gross cash and short-term securities, beginning of year	4,087	5,213
Net payments in transit, included in other liabilities, beginning of year	(522)	(306)
Net cash and short-term securities, January 1	3,565	4,907
Gross cash and short-term securities, end of year	2,614	4,087
Net payments in transit, included in other liabilities, end of year	(399)	(522)
Net cash and short-term securities, December 31	2,215	3,565
Supplemental disclosures on cash flow information:
Interest received	4,050	4,112
Interest paid	118	73
Income taxes paid	124	(118)
Other subsidiaries
Operating activities
Net income (loss)	8,111	7,997
Adjustments:
Equity in net income of unconsolidated subsidiaries	(2,046)	(1,552)
Increase (decrease) in insurance contract liabilities	(13,381)	11,281
Increase (decrease) in investment contract liabilities	(3)	(6)
(Increase) decrease in reinsurance assets excluding coinsurance transactions	(6,710)	(790)
Amortization of (premium) discount on invested assets	(78)	124
Other amortization	404	389
Net realized and unrealized (gains) losses and impairment on assets	32,156	3,229
Gain on U.S. variable annuity reinsurance transaction (pre-tax)	(44)
Gain on derecognition of Joint Venture interest during Manulife TEDA acquisition (pre-tax)	(95)
Deferred income tax expense (recovery)	470	(351)
Stock option expense	8	11
Cash provided by operating activities before undernoted items	18,792	20,332
Dividends from unconsolidated subsidiary	734	742
Cash decrease due to U.S. variable annuity reinsurance transaction	(114)
Changes in policy related and operating receivables and payables	(5,054)	(1,092)
Cash provided by (used in) operating activities	14,358	19,982
Investing activities
Purchases and mortgage advances	(82,970)	(89,219)
Disposals and repayments	69,901	69,534
Changes in investment broker net receivables and payables	(56)	16
Net cash increase (decrease) from sale (purchase) of subsidiary	(182)	(19)
Notes receivable from parent	415	(129)
Cash provided by (used in) investing activities	(12,892)	(19,817)
Financing activities
Redemption of capital instruments	(1,000)	(350)
Secured borrowings	437	26
Change in repurchase agreements and securities sold but not yet purchased	(551)	186
Changes in deposits from Bank clients, net	1,703	(164)
Lease payments	(115)	(117)
Common shares issued, net	2,479	3,700
Contributions from (distributions to) non-controlling interests, net	(51)	(13)
Dividends paid to parent	(6,599)	(5,489)
Capital contributions by parent	1	1
Return of capital to parent	(19)	(1)
Notes payable to parent	(39)	13
Cash provided by (used in) financing activities	(3,754)	(2,208)
Increase (decrease) during the year	(2,288)	(2,043)
Effect of foreign exchange rate changes on cash and short-term securities	358	(299)
Net cash and short-term securities, January 1	18,287	20,629
Net cash and short-term securities, December 31	16,357	18,287
Cash and short-term securities
Gross cash and short-term securities, beginning of year	18,429	20,907
Net payments in transit, included in other liabilities, beginning of year	(142)	(278)
Net cash and short-term securities, January 1	18,287	20,629
Gross cash and short-term securities, end of year	16,476	18,429
Net payments in transit, included in other liabilities, end of year	(119)	(142)
Net cash and short-term securities, December 31	16,357	18,287
Supplemental disclosures on cash flow information:
Interest received	8,732	7,847
Interest paid	1,867	1,594
Income taxes paid	1,114	689
Consolidation adjustments [Member]
Operating activities
Net income (loss)	(10,269)	(9,742)
Adjustments:
Equity in net income of unconsolidated subsidiaries	10,269	9,742
Dividends from unconsolidated subsidiary	(7,333)	(6,231)
Cash provided by (used in) operating activities	(7,333)	(6,231)
Investing activities
Investment in common shares of subsidiaries	2,479	3,700
Capital contribution to unconsolidated subsidiaries	1	1
Return of capital from unconsolidated subsidiaries	(19)	(1)
Notes receivable from parent	(415)	129
Notes receivable from subsidiaries	(39)	13
Cash provided by (used in) investing activities	2,007	3,842
Financing activities
Common shares issued, net	(2,479)	(3,700)
Dividends paid to parent	7,333	6,231
Capital contributions by parent	(1)	(1)
Return of capital to parent	19	1
Notes payable to parent	39	(13)
Notes payable to subsidiaries	415	(129)
Cash provided by (used in) financing activities	5,326	2,389
Supplemental disclosures on cash flow information:
Interest received	(1,161)	(1,082)
Interest paid	$ (1,161)	$ (1,082)